Short-Term Investments (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)
Investment [Line Items]
Short-term investments					$ 234,606		$ 359,198
Proceeds from redemptions of short-term investments	$ 691,765	$ 189,006	$ 533,847
Realized gains (losses)	$ 2,700	$ (1,100)	$ 1,400
Loan note receivables due from financial institutions
Investment [Line Items]
Short-term investments					234,300		359,200
Loan Note Receivables Due from Financial Institutions, USD Denominated
Investment [Line Items]
Short-term investments					134,100		308,200
Loan Note Receivables Due from Financial Institutions, EUR Denominated
Investment [Line Items]
Short-term investments				€ 87.5	$ 100,200	€ 42.5	$ 51,000